Income Taxes (Restated)	12 Months Ended
Jul. 31, 2019
Income taxes paid (refund) [abstract]
Income Taxes

29. Income Taxes (Restated)

Income tax expense recognized in comprehensive loss consists of the following components:

	July 31, 2019	July 31, 2018
Current tax for the year	$–	$–
Adjustments of previous years	–	–
Total	$–	$–

Components of deferred income tax expense (recovery):

	July 31, 2019	July 31, 2018
Origination and reversal of temporary differences	$(13,007)	$(6,780)
Difference between statutory tax rate and deferred tax rate	172	(7)
Change in temporary difference for which no deferred tax assets are recorded	(5,377)	6,787
Deferred income tax recovery	$(18,213)	$–

The Company's expected tax rate is different from the combined federal and provincial income tax rate in Canada. These differences result from the following elements:

	July 31, 2019	July 31, 2018
Expected tax rate	26.64%	26.9%
Earnings before income taxes	$(87,281)	$(23,350)

Expected tax benefit resulting from loss	(23,252)	(6,281)

Adjustments for the following items:
Tax rate differences	172	(7)
Permanent differences	9,973	3,095
Change in temporary differences for which no tax assets are recorded	(5,770)	2,401
True up and other	664	792
	$(18,213)	$–

The following is a reconciliation of the deferred tax assets and liabilities recognized by the Company:

	Opening	Recognized in	Recognized in	Ending
	August 1, 2018	income	goodwill	July 31, 2019
	$	$	$	$
Taxable temporary differences	(117)	7,195	(200)	6,858
Biological assets	(458)	(764)	(292)	(1,514)
Inventory	(1,432)	(930)	(559)	(2,920)
Loss carryforward	2,007	14,058	7,304	23,369
Share issue costs	–	(1,003)	1,724	721
Intangible assets	–	(344)	(32,193)	(32,537)
Net deferred tax asset (liability)	–	18,212	(24,236)	(6,023)

	Opening	Recognized in	Recognized in	Ending
	August	Income	Equity/OCI	July 31, 2018
	$	$	$	$
Deferred tax assets	813	–	(813)	–
Taxable temporary differences	–	(117)	–	(117)
Biological assets	–	(458)	–	(458)
Inventory	–	(1,432)	–	(1,432)
Loss carryforward	–	2,007	–	2,007
Revaluation of financial instruments - Equity	(813)	–	813	–
Net deferred tax asset (liability)	–	–	–	–

Deferred income taxes reflect the impact of loss carryforwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. At July 31, 2019 deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	July 31, 2019	July 31, 2018
	$	$
Losses carried forward	5,898	20,672
Research and development expenditures	266	266
Fixed Assets	-	–
Share issue costs	8,612	13,352
	14,776	34,289

The Company has approximated non-capital losses available to reduce future years' federal and provincial taxable income which expires as follows:

$
2024	187
2025	199
2026	279
2027	236
2028	257
2029	205
2030	172
2031	338
2032	726
2033	384
2034	1,495
2035	3,774
2036	6,165
2037	10,836
2038	30,812
2039	52,910
108,975